The Apex Mid Cap Growth Fund
                   (formerly The Bhirud Mid Cap Growth Fund)
                    Soundview Plaza, 1266 East Main Street
                Stamford, CT 06902   Telephone.  (800) 831-9922
                            SEMI-ANNUAL REPORT
                             January 31,1997
                                                             March 24, 1997

Enclosed is the semi- annual report of the Apex Mid Cap Growth Fund, for the 6 months ending January 31, 1997.


Suresh L. Bhirud
(Suresh  L.  Bhirud)
Chairman of the Board



                               THE APEX MID CAP GROWTH FUND
                    	SCHEDULE OF INVESTMENTS REPORT DATE		31-Jan-97

Ticker 	CO.  NAME 	              Shares      	% MV 	Cost Value 	Market Value

       	COCA COLA CO               	500 	          	26,467.50 	28,937.50

TOTAL 	BTLD & CAN SOFT DRIN 	                	2.03 	26,467.50 	28,937.50

       	FILA HOLDINGS              	500 	          	32,405.00 	34,250.00

TOTAL 	MEN,YTH,BOYS FRNSH,W                	  	2.4 	32,405.00 	34,250.00

       	MECKLERMEDIA CORP *      	2,000          	  	42,870.00 	41,500.00

TOTAL 	PERIODICAL:PUBG,PUBG 	                 	2.91 	42,870.00 	41,500.00

      	NOVEN PHARMACEUTICALS INC * 	2,000 	         	36,120.00 	27,250.00

      	MERCK & CO INC                	500 	         	41,467.50 	45,375.00

TOTAL 	PHARMACEUTICALS                        	5.09 	77,587.50 	72,625.00

      	GENZYME CORP *              	2,000        	  	51,630.00 	56,000.00

TOTAL 	BIOLOGICAL PDS, EX DIAGNSTICS       	  	3.93 	51,630.00 	56,000.00

      	NIKE INC                      	500        	  	30,842.50 	33,937.50

TOTAL 	RUBBER AND PLASTICS                 	  	2.38 	30,842.50 	33,937.50

      	E M C CORP MASS *           	1,000 	         	32,376.00 	37,875.00

TOTAL 	COMPUTER STORAGE DEV 	                 	2.66 	32,376.00 	37,875.00

      	TELEVIDEO SYS INC *        	10,000 	         	12,050.00 	4,063.00

TOTAL 	COMPUTER TERMINALS                  	  	0.28 	12,050.00 	4,063.00

     	C-CUBE MICROSYSTEMS INC *    	1,500 	         	65,340.00 	54,000.00

     	U S ROBOTICS CORP *          	1,500 	         	84,105.00 	102,750.00

TOTAL 	COMPUTER PERIPHERAL 	                	10.99 	149,445.00 	156,750.00

     	ZENITH ELECTRS CORP *        	6,000 	        	106,170.00 	66,750.00

TOTAL 	HOUSEHOLD AUDIO & VI               	  	4.68 	106,170.00 	66,750.00

     	NEWBRIDGE NETWORKS CORP *    	1,200 	         	35,217.00 	41,400.00

TOTAL 	TELE & TELEGRAPH APP 	                  	2.9 	35,217.00 	41,400.00

     	QUALCOMM INC *               	2,000       	  	101,750.00 	112,000.00

TOTAL 	RADIO,TV BROADCAST, 	                 	7.85 	101,750.00 	112,000.00

     	RAMTRON INTL CORP *          	3,000 	         	33,000.00 	19,500.00

     	MICRON TECHNOLOGY INC        	1,000 	         	37,570.00 	34,750.00

TOTAL 	SEMICONDUCTOR,RELATE 	                  	3.8 	70,570.00 	54,250.00

     	GUIDANT CORP                   	500 	         	28,280.00 	27,875.00

TOTAL 	SURGICAL,MED INSTR,A 	                 	1.95 	28,280.00 	27,875.00

     	TRIMEDYNE INC *              	5,000 	         	38,750.00 	20,781.50

     	IMATRON INC *                	2,000         	  	9,125.00 	6,062.60

TOTAL 	ELECTROMEDICAL APPAR 	                 	1.88 	47,875.00 	26,844.10

     	CAI WIRELESS SYS INC *       	5,000        	  	62,375.00 	8,281.50

TOTAL 	CABLE AND OTHER PAY 	                  	0.58 	62,375.00 	8,281.50

     	TIFFANY & CO NEW             	1,600 	        	60,504.99 	59,600.00

TOTAL 	JEWELRY STORES 	                      	4.18 	60,504.99 	59,600.00

     	HANOVER DIRECT INC *         	5,000 	          	9,212.50 	5,000.00

     	U S OFFICE PRODS CO *        	1,000 	        	35,185.00 	33,125.00

TOTAL 	CATALOG, MAIL-ORDER 	                 	2.67 	44,397.50 	38,125.00

     	SCHWAB CHARLES CORP NEW      	1,000 	        	31,810.00 	37,375.00

TOTAL 	SECURITY BROKERS & D 	  	              2.62 	31,810.00 	37,375.00

     	STERLING COMM INC *          	1,000       	  	34,820.00 	33,875.00

     	INTUIT INC *                 	1,000 	        	52,250.00 	29,250.00

     	COMPUTERVISION CORP NEW *    	5,000 	        	55,350.00 	37,500.00

     	COMPUTER ASSOCIATE INTL INC  	1,000 	        	65,935.00 	45,375.00

     	APPLIX INC *                 	3,000 	       	107,960.00 	51,046.80

     	CAMELOT CORP * 	             25,000 	       	110,312.50 	17,187.50

TOTAL 	PREPACKAGED SOFTWARE            	  	15.02 	426,627.50 	214,234.30

     	SUN MICROSYSTEMS INC *       	2,800 	        	84,487.51 	88,900.00

TOTAL 	CMP INTEGRATED SYS D               	  	6.23 	84,487.51 	88,900.00

     	CUC INTL INC *               	1,500 	        	38,570.00 	37,125.00

TOTAL 	BUSINESS SERVICES, N 	                 	2.6 	38,570.00 	37,125.00

     	DISNEY WALT HLDG CO            	900 	        	67,338.00 	65,925.00

TOTAL 	MISC AMUSEMENT & REC 	                	4.62 	67,338.00 	65,925.00

     	LIPOSOME INC *               	2,000 	        	41,272.50 	45,750.00

TOTAL 	COML PHYSICAL, BIOLO               	  	3.21 	41,272.50 	45,750.00

     	SANCTUARY WOODS *            	8,000 	         	54,990.00 	1,500.00

     	VISTA 2000 INC *             	4,000 	         	44,280.00 	250

TOTAL 	OTHER 	                                	0.12 	99,270.00 	1,750.00

  	TOTAL COMMON STOCKS 	                      	97.61	1,802,188.00 	1,392,122.00

  	TOTAL INVESTMENTS                            	 	 	1,802,188.00 	1,392,122.00

  	OTHER ASSETS (LESS LIABILITIES)                 	 	 	34,140.00 	34,140.00

  	NET ASSETS 	                               100.00	1,836,328.00 	1,426,262.00

  	NET ASSETS VALUE PER SHARE                                      	 	 	 	7.5

  	OFFERING PRICE PER SHARE                                       	 	 	  	7.96
  	* Non - income producing securities

<F1>
 See accompanying notes to financial statements                 Page: 2

                      THE APEX MID CAP GROWTH FUND
        STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - FOR 6 MONTHS ENDED
                           JANUARY 31, 1997

ASSETS

  Investment Securities at Value	           $1,392,122
  (Identified cost -  $1,802,188) (Note 1)

  Cash	                                         11,269
  Receivable From Advisor (Note 4) 	            28,048
  Deferred organization expenses (Note 5)       19,707
  Dividends receivable                         	   435
  Prepaid insurance	                             2,171

  Total Assets	                                               	$1,453,752

LIABILITIES

  Payables:

   Fund Shares Redeemed                    	$   5,879
   Other accrued expenses                   	$ 21,611

  Total Liabilities	                                           	($27,490)

  NET ASSETS (Equivalent to $7.50 per share based on 190,242
  shares outstanding) 	                                       $ 1,426,262

COMPOSITION OF NET ASSETS:

  Paid in Capital	                             $ 2,676,259
  Distribution in excess of accumulated
   Net Realized gain/loss                        	(839,930)
  Accumulated Net Investment Income               	  --
  Net Unrealized Depreciation of Investments      (410,067)

  Total Net Assets                             	$1,426,262

    STATEMENT OF OPERATIONS (UNAUDITED) FOR 6 MONTHS ENDED JANUARY 31, 1997

INVESTMENT INCOME

  Dividends                                      	       $   369

EXPENSES

  Audit	                             $ 6,036
  Fund Accounting                    	 5,369
  Transfer Agent (Note 6)            	 5,815
  Legal                              	 5,000
  Miscellaneous                         	  0
  Shareholder Report                  	  458
  Directors                               	0
  Registration                       	 2,383
  Organization (Note 5)              	 9,982
  Insurance                           	1,658
  Fund Administration (Note 4)       	   764
  Custodian                          	 3,672
  Investment Advisor (Note 4)        	 3,821
  12b-1 Fees                          	2,182
  Total Expenses                                      	( 47,140)

  Expense Reimbursement/ waived by Advisor (Note 4)	      4,585
  Expense net of Reimbursement/ waiver	                ( 42,555)

NET INVESTMENT LOSS	                                  $ (42,186)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net Realized Gain (Loss) on Investments	             $(65,284)
  Change in Unrealized Appreciation (Depreciation) of
   Investments	                                         213,376

NET REALIZED/UNREALIZED GAIN (LOSS) ON INVESTMENTS 	   $148,092

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$105,906
[FN]
See accompanying Notes to Financial Statements	PAGE: 3


                       THE APEX MID CAP GROWTH FUND
               STATEMENT OF CHANGES IN NET ASSETS  (UNAUDITED)

                                          	For 6 Months ended For year Ended
                                           January 31,1997     July 31, 1996
INCREASE (DECREASE) IN NET ASSETS

  Net Investment Income/ (loss)           	$  (42,186)        	$  (83,993)
  Net Realized Gain / (loss) on investment
   Securities Sold                      	     (65,284) 	          322,785
  Net unrealized appreciation/(depreciation)
   of Investments                             213,376    	     (1,000,785)
  Net Increase (Decrease) in Net Assets
   Resulting from Operations             	$   105,906       	$   (761,993)

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Dividend distributions paid                     	00            	117,118
  Capital Gains                                   	00                 	00

  Total Distributions                             	00            	117,118

CAPITAL SHARE TRANSACTIONS

  Shares Sold                               	   4,471           	 141,665
  Shares issued in lieu of Cash Distributions      00           	(117,118)
  Cost of shares Redeemed                   	(538,975)        	(4,114,309)
  Increase (Decrease) in Net Assets Due to
    Capital Share Transactions            	  (534,504)      	  (4,089,762)

  TOTAL INCREASE (DECREASE) IN NET ASSETS   	(428,598)        	(4,734,637)
  NET ASSETS BEGINNING OF PERIOD          	 1,854,860         	 6,589,497
  NET ASSETS END OF PERIOD         	      $ 1,426,262  	      $ 1,854,860

         FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                           PERIOD (UNAUDITED)

                                          	For the 	For the    	For the
                                   	6 Months Ended 	Year Ended 	Year Ended
                                  January 31, 1997 	July31,1996 July 31, 1995
NET ASSET VALUE, BEGINNING OF PERIOD        	$7.18 	$9.71      	$10.50
Income/(Loss) from Investment Operations:
  Net Investment Income/(Loss)              	(0.13)	(0.35)      	(0.14)
  Net Gain/(Loss) on Securities (Both
    Realized and Unrealized)                 	0.45 	(2.63)       	0.86

  Total from Investment Operations           	0.32 	(2.98)       	0.72

Distributions:
  Dividend Distributions Paid                	0.00  	0.45        	0.00
  Distributions from Capital Gains          	 0.00 	 0.00        (1.51)

  Total Distributions                        	0.00  	0.00        (1.51)

NET ASSET VALUE, END OF PERIOD             	$ 7.50 $ 7.18      	$ 9.71

Total Return (Not Reflecting Sales Load)     	4.45%**(26.05)%    	8.97%
Ratios/Supplemental Data:
  Net Assets, End of Period (in thousands)  	$1,426 	$1,855    	$6,589
  Ratios to Average Net Assets:
    Expenses                                 	2.52%**	2.52%      	2.68%
    Net Investment Income/(Loss)            	(2.50)%**(2.11)%   	(1.02)%
    Effect of Reimbursements/Waivers on
      Above Ratios                           	0.27%**  1.28%     	0.19%
    Portfolio Turnover Rate                 	78.59%** 	320.89%  224.77%
   Average Commission Rate Paid  $/Share 	$ 0.0597   	$ 0.0413	$ 0.0586
* Based on weighted average shares outstanding
** Not annualized

<fn1>
See accompanying Notes to Financial Statements	PAGE: 4

                        THE APEX MID CAP GROWTH FUND
                        NOTES TO FINANCIAL STATEMENTS
                   FOR THE SIX MONTH  ENDED JANUARY 31, 1997

1.  	SIGNIFICANT ACCOUNTING POLICIES

Bhirud Funds, Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio"). The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital. The following is a summary of significant accounting policies followed by the Fund:

SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method. Interest income (including amortization of premium and discount, when appropriate), is recorded as earned. Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

2.  	CAPITAL STOCK TRANSACTIONS

The Articles of Incorporation, dated May 27, 1992 permit the
Fund to issue twenty billion shares (par value $0.001).
Transactions in shares of common stock for the six month ended
January 31, 1997 were as follows:

                                 	Shares	 Amount
Beginning Balance               	258,430	$ 3,210,763
Shares Sold                      	   577	      4,471
Shares Issued in
  Reinvestment of Dividends         	00	          00
Shares Redeemed               	( 68,765)	 (  538,975)

  Net Increase                	( 68,188)	 (  534,504)

Ending Balance                 	190,242	  $2,676,259

3.  	INVESTMENTS

Purchases and sales of securities for the six month ended
January 31st, 1997 other than short-term securities, aggregated
$1,274,188 and $1,830,005, respectively. The cost of securities is substantially the same for Federal income tax purposes.

For Federal income tax purposes:

     Aggregate Cost                       	      $1,802,188

     Gross Unrealized Appreciation        	    70,718
     Gross Unrealized Depreciation         	 (480,785)

     Net Unrealized Depreciation           	($410,067)

4.  	INVESTMENT ADVISORY CONTRACT

The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor. As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the fiscal year ended July 31, 1996 the Advisor elected to defer the payment of Advisor fees payable in amount of $39,604. The Advisor has elected to waive these fees and apply the deferred fees against expense reimbursements due to the fund. Total reimbursements in the amount of $56, 534 have been accrued for the fiscal year 1996. With the application of the deferred advisory fees a net receivable from the advisor in the amount of $16,929 has been recorded for the 1996 fiscal year. For the six month ended January 31, 1997, the Advisor was entitled to fees of $ 3,821. The Advisor has voluntarily agreed to waive these fess, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Trust is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. Currently, the most restrictive state limitation is 2.5% of the first $30 million, 2% of the next $70 million and 1.5% of the excess over $100 million of the average value of the Fund's net assets. Pursuant to the provisions in the contract, expense reimbursements were not required for the six months ended January 31, 1997.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. BAI earned administrative services fees of $11,772 for the period of November 1, 1994 through July 31, 1995. During the fiscal year ended July 31, 1996 the Administrator elected to defer the payment of Administrative service fees payable in amount of $7,141. During the six months ended January 31, 1997 the Administrator elected to defer the payment of Administrative service fees payable in amount of $764.

From December 1, 1996, the Star Bank , N.A. has been providing custodian services and fund accounting, and transfer agency functions are provided by American Data Services for the Fund.

5.  	ORGANIZATION EXPENSES

The organization and start-up expenses of the Fund are being amortized on a straight line basis over a period of 60 months. The initial shareholder has agreed in the event that any of the initial 10,000 shares it owns are redeemed during the period of amortization of the Fund's organization and start-up expenses, the redemption proceeds will be reduced by any such unamortized organizational expenses in the same proportion as the number of shares being redeemed bears to the initial shares outstanding at the time of redemption.

6.  	DISTRIBUTION PLAN

The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the six months ended January 31st, 1997, the Fund has incurred distribution costs of $1536 payable to H. J. Meyers, formerly Thomas James Associates, Inc. and $334 payable to Bhirud Associates, Inc.

7.  	TRANSACTIONS WITH AFFILIATES

During the 6 months ended January 31st, 1997 the Fund paid no brokerage commissions to Bhirud Associates, Inc.

8.  	RECLASSIFICATION OF CAPITAL ACCOUNTS

In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The
Fund recorded a permanent book/tax difference of

$(83,993) as of July 31, 1996, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.


                       THE APEX MID CAP GROWTH FUND
                   SOUNDVIEW PLAZA, 1266 EAST MAIN STREET
                          STAMFORD, CT  06902
                            (800) 831-9922

BOARD OF DIRECTORS
   Suresh L. Bhirud             	Chairman of the Board; President of
                                	Bhirud Associates, Inc.
   Alexander N. Crowder, III    	Management Consultant
   Michael Smith*	               General Counsel, H. J. Meyers & Co. Inc.
   M. John Sterba, Jr.          	Chairman of Investment Management
                                 Advisors, Inc.
   Tim Fenton                   	Partner, Fenton & Zelenetz, Inc.

 * "Interested person" as defined in the Investment Company Act of 1940.

OFFICERS

   Suresh L. Bhirud             	Chairman of the Board & Treasurer
   Michael Smith                	President & Secretary
   Harish L. Bhirud             	Vice-President

Investment Advisor & Distributor    	Bhirud Associates, Inc.
Administrator                       	Bhirud Associates, Inc.
Custodian                           	Star Bank, N.A.
Legal Counsel                       	Battle Fowler
Independent Auditors                	Van Buren & Hauke, LLC
                                                              Page: 8